UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 83.43%
Airlines - 3.41%
Delta Air Lines, Inc.	44,600	$2,104,674
Beverages - 1.95%
Coca-Cola European Partners PLC (a)	28,000	1,204,000
Biotechnology - 8.49%
Gilead Sciences, Inc.	42,100	3,524,191
Shire PLC - ADR	11,500	1,717,985
		5,242,176
Commercial Services & Supplies - 4.34%
Covanta Holding Corp.	186,700	2,679,145
Communications Equipment - 4.79%
CommScope Holding Co, Inc. (b)	34,000	1,124,040
Juniper Networks, Inc.	66,000	1,830,180
		2,954,220
Consumer Finance - 6.14%
Discover Financial Services	37,600	2,216,520
Synchrony Financial	51,000	1,570,290
		3,786,810
Diversified Financial Services - 3.28%
FNF Group	42,000	2,026,080
Food & Staples Retailing - 2.56%
Walgreens Boots Alliance, Inc.	19,400	1,581,100
Hotels, Restaurants & Leisure - 5.74%
Royal Caribbean Cruises Ltd. (a)	21,000	2,613,660
Six Flags Entertainment Corp.	17,000	927,690
		3,541,350
Independent Power and Renewable Electricity Producers - 8.32%
NRG Energy, Inc.	101,500	2,528,365
NRG Yield, Inc.	140,800	2,604,800
		5,133,165
Insurance - 5.17%
Chubb Ltd. (a)	10,000	1,414,200
MetLife, Inc.	38,000	1,779,540
		3,193,740
IT Services - 2.06%
Cognizant Technology Solutions Corp.	18,000	1,273,860
Machinery - 1.91%
Snap-on, Inc.	8,000	1,180,560
Media - 5.83%
Liberty Global PLC LiLAC (a)(b)	82,500	2,145,825
Nexstar Media Group, Inc.	24,100	1,450,820
		3,596,645
Multiline Retail - 2.17%
Dollar General Corp.	18,500	1,342,360
Oil, Gas & Consumable Fuels - 3.59%
EQT Corp.	35,500	2,213,070
Pharmaceuticals - 7.29%
Allergan PLC (a)	9,400	2,157,112
Pfizer, Inc.	69,000	2,340,480
		4,497,592
Semiconductors & Semiconductor Equipment - 2.65%
Teradyne, Inc.	46,000	1,638,060
Transportation Infrastructure - 3.74%
Macquarie Infrastructure Corp.	31,000	2,308,880
TOTAL COMMON STOCKS (Cost $48,844,108)		51,497,487

MASTER LIMITED PARTNERSHIPS* - 7.75%
Capital Markets - 4.26%
Apollo Global Management, LLC	89,100	2,631,123
Oil, Gas & Consumable Fuels - 3.49%
EQT Midstream Partners LP	28,200	2,153,634
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,477,440)		4,784,757

REAL ESTATE INVESTMENT TRUSTS* - 2.51%
Gaming & Leisure Properties, Inc.	39,512		1,548,475
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,163,573)			1,548,475

	Contracts	Notional Value
PURCHASED OPTIONS - 0.14%
PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: September 2017, Exercise Price: $230.00	1,200	$29,698,800	13,200
Expiration: October 2017, Exercise Price: $230.00	1,000	24,749,000	77,000
TOTAL PURCHASED OPTIONS (Cost $235,185)			90,200

	Shares
SHORT-TERM INVESTMENTS - 9.71%
STIT-Treasury Portfolio, Institutional Class, 0.890% (c)	5,991,878		5,991,878
TOTAL SHORT-TERM INVESTMENTS (Cost $5,991,878)			5,991,878

Total Investments (Cost $59,712,184) - 103.54%			63,912,797
Liabilities in Excess of Other Assets - (3.54)%			(2,186,568)
TOTAL NET ASSETS - 100.00%			$61,726,229

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of August 31, 2017.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
August 31, 2017 (Unaudited)

	Contracts	Notional Amount	Value
CALL OPTIONS
Allergan PLC (a)
Expiration: September 2017, Exercise Price: $245.00	(94)	$(2,157,112)	$(4,606)
Apollo Global Management, LLC
Expiration: December 2017, Exercise Price: $30.00	(891)	(2,631,123)	(102,465)
Chubb Ltd. (a)
Expiration: November 2017, Exercise Price: $145.00	(100)	(1,414,200)	(18,500)
Coca-Cola European Partners PLC (a)
Expiration: November 2017, Exercise Price: $41.00	(280)	(1,204,000)	(77,700)
Cognizant Technology Solutions Corp.
Expiration: October 2017, Exercise Price: $65.00	(180)	(1,273,860)	(102,600)
CommScope Holding Co, Inc.
Expiration: November 2017, Exercise Price: $34.00	(340)	(1,124,040)	(46,750)
Covanta Holding Corp.
Expiration: September 2017, Exercise Price: $15.00	(1,867)	(2,679,145)	(9,335)
Delta Air Lines, Inc.
Expiration: September 2017, Exercise Price: $52.50	(446)	(2,104,674)	(1,338)
Discover Financial Services
Expiration: September 2017, Exercise Price: $64.00	(376)	(2,216,520)	(940)
Dollar General Corp.
Expiration: November 2017, Exercise Price: $77.50	(185)	(1,342,360)	(21,275)
EQT Corp.
Expiration: September 2017, Exercise Price: $60.00	(295)	(1,839,030)	(84,370)
Expiration: October 2017, Exercise Price: $65.00	(60)	(374,040)	(9,600)
EQT Midstream Partners LP
Expiration: October 2017, Exercise Price: $80.00	(282)	(2,153,634)	(15,510)
FNF Group
Expiration: September 2017, Exercise Price: $39.00	(420)	(2,026,080)	(386,400)
Gaming & Leisure Properties, Inc.
Expiration: October 2017, Exercise Price: $35.00	(395)	(1,548,005)	(165,900)
Gilead Sciences, Inc.
Expiration: September 2017, Exercise Price: $75.00	(421)	(3,524,191)	(364,165)
Juniper Networks, Inc.
Expiration: September 2017, Exercise Price: $29.00	(540)	(1,497,420)	(2,700)
Expiration: September 2017, Exercise Price: $30.00	(120)	(332,760)	(180)
Liberty Global PLC LiLAC (a)
Expiration: October 2017, Exercise Price: $22.50	(825)	(2,145,825)	(313,500)
Macquarie Infrastructure Corp.
Expiration: October 2017, Exercise Price: $80.00	(310)	(2,308,880)	(6,200)
MetLife, Inc.
Expiration: December 2017, Exercise Price: $50.00	(380)	(1,779,540)	(33,060)
Nexstar Media Group, Inc.
Expiration: November 2017, Exercise Price: $65.00	(241)	(1,450,820)	(51,815)
NRG Energy, Inc.
Expiration: September 2017, Exercise Price: $26.00	(1,015)	(2,528,365)	(31,465)
NRG Yield, Inc.
Expiration: November 2017, Exercise Price: $17.50	(470)	(869,500)	(69,325)
Expiration: November 2017, Exercise Price: $20.00	(938)	(1,735,300)	(18,760)
Pfizer, Inc.
Expiration: September 2017, Exercise Price: $34.00	(690)	(2,340,480)	(19,320)
Royal Caribbean Cruises Ltd. (a)
Expiration: September 2017, Exercise Price: $115.00	(210)	(2,613,660)	(195,300)
Shire PLC (a)
Expiration: October 2017, Exercise Price: $175.00	(115)	(1,717,985)	(2,760)
Six Flags Entertainment Corp.
Expiration: September 2017, Exercise Price: $55.00	(170)	(927,690)	(12,750)
Snap-on, Inc.
Expiration: December 2017, Exercise Price: $160.00	(80)	(1,180,560)	(19,000)
Synchrony Financial
Expiration: September 2017, Exercise Price: $32.00	(510)	(1,570,290)	(7,650)
Teradyne, Inc.
Expiration: October 2017, Exercise Price: $34.00	(460)	(1,638,060)	(108,100)
Walgreens Boots Alliance, Inc.
Expiration: September 2017, Exercise Price: $81.00	(194)	(1,581,100)	(18,624)
Total Written Options (Premiums received $1,847,466)			$(2,321,963)

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 83.19%
Fannie Mae Pool
254443, 6.000%, 09/01/2017	$15	$15
254473, 5.500%, 10/01/2017	1,056	1,054
AL0217, 5.000%, 11/01/2018	24,579	25,175
555872, 5.000%, 11/01/2018	3,398	3,480
255176, 4.500%, 04/01/2019	10,906	11,169
774537, 4.500%, 04/01/2019	33,469	34,277
725527, 5.500%, 05/01/2019	3,662	3,690
725792, 4.500%, 08/01/2019	16,942	17,351
725707, 5.000%, 08/01/2019	56,940	58,326
735990, 4.500%, 11/01/2019	33,479	34,287
357695, 4.500%, 01/01/2020	86,777	89,058
255547, 4.500%, 01/01/2020	68,207	70,105
995182, 5.500%, 06/01/2020	46,557	47,359
745440, 4.500%, 07/01/2020	57,818	59,213
995158, 4.500%, 12/01/2020	149,905	154,042
745238, 6.000%, 12/01/2020	11,868	12,265
MA0630, 4.000%, 01/01/2021	200,905	207,904
MA0688, 4.000%, 03/01/2021	330,055	341,552
745453, 5.500%, 03/01/2021	59,092	61,505
MA0704, 4.000%, 04/01/2021	174,104	180,168
253802, 6.500%, 05/01/2021	25,362	28,113
AE0125, 5.500%, 08/01/2021	28,703	29,646
995528, 5.000%, 12/01/2021	132,228	137,517
889143, 4.500%, 05/01/2022	21,748	22,347
889323, 5.500%, 11/01/2022	59,230	61,834
890156, 5.000%, 05/01/2023	15,888	16,591
995874, 5.500%, 11/01/2023	5,817	6,063
995185, 5.000%, 12/01/2023	93,143	98,778
995865, 4.500%, 07/01/2024	166,512	175,478
AD3081, 4.000%, 04/01/2025	86,411	90,898
890216, 4.500%, 07/01/2025	75,068	79,070
#TBA, 3.500%, 09/15/2025	1,000,000	1,043,945
255984, 4.500%, 11/01/2025	15,816	17,042
AE0368, 3.500%, 12/01/2025	214,478	223,950
256247, 6.000%, 05/01/2026	15,379	17,291
AL9541, 3.500%, 12/01/2026	351,288	367,056
888281, 6.000%, 04/01/2027	82,553	92,817
47935, 4.840% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,535	1,621
AL8046, 3.500%, 01/01/2028	1,304,964	1,362,593
252284, 6.500%, 01/01/2029	108,489	125,744
323591, 6.500%, 03/01/2029	27,533	31,061
MA0949, 3.500%, 01/01/2032	160,716	168,846
295541, 3.849% (11th District Cost of Funds Index + 1.250%), 10/01/2032 (a)	57,492	61,081
676661, 5.500%, 01/01/2033	100,822	112,771
555326, 5.500%, 04/01/2033	228,459	260,922
555531, 5.500%, 06/01/2033	209,290	234,927
555592, 5.500%, 07/01/2033	56,945	63,785
748375, 2.756% (12 Month LIBOR USD + 1.100%), 08/01/2033 (a)	3,361	3,519
733533, 4.500%, 08/01/2033	95,797	103,476
806484, 4.613% (11th District Cost of Funds Index + 1.250%), 08/01/2033 (a)	54,246	59,054
725205, 5.000%, 03/01/2034	333,378	366,970
995801, 5.500%, 12/01/2034	64,769	72,609
888073, 5.500%, 02/01/2035	41,402	46,327
735989, 5.500%, 02/01/2035	40,879	45,756
735670, 5.500%, 03/01/2035	81,521	91,210
745751, 5.500%, 09/01/2035	50,985	57,150
#TBA, 4.000%, 09/01/2040	2,600,000	2,747,469
MA2907, 4.000%, 02/01/2047	372,490	393,846
Fannie Mae REMICS
2002-58, 5.500%, 09/25/2017	1	1
2002-83, 5.000%, 12/25/2017	7,387	7,397
2003-21, 5.000%, 03/25/2018	3,399	3,410

2003-57-NE, 3.500%, 06/25/2018	7,609	7,631
2003-57-NK, 5.000%, 06/25/2018	1,129	1,137
2003-74, 3.750%, 08/25/2018	4,790	4,813
2003-81, 4.500%, 09/25/2018	22,141	22,362
2003-91, 4.500%, 09/25/2018	20,181	20,355
2003-108, 4.000%, 11/25/2018	36,590	36,806
2003-128, 4.000%, 01/25/2019	251,416	253,514
2004-19, 4.000%, 04/25/2019	37,161	37,368
2009-37, 4.000%, 04/25/2019	7,953	7,987
1999-15, 6.000%, 04/25/2019	42,077	42,744
2004-27, 4.000%, 05/25/2019	22,598	22,872
2004-36, 4.500%, 05/25/2019	19,145	19,303
2009-70, 5.000%, 08/25/2019	3,478	3,530
1990-73, 0.000%, 07/25/2020 (d)	18,205	17,602
2011-68, 3.500%, 12/25/2020	56,545	57,327
2008-36, 4.500%, 05/25/2023	87,210	90,254
2008-62, 4.000%, 07/25/2023	37,672	38,023
2005-27, 5.500%, 05/25/2034	10,163	10,351
2005-62, 4.750%, 07/25/2035	15,866	16,440
2007-1, 1.484% (1 Month LIBOR USD + 0.250%), 02/25/2037 (a)	50,286	50,364
2010-90, 4.000%, 04/25/2040	99,899	101,861
Fannie Mae-Aces
2012-M9, 4.110%, 12/25/2017 (b)(c)	2,082,327	11,284
2013-M11, 1.500%, 01/25/2018	69,881	69,832
2015-M4, 1.214% (1 Month LIBOR USD + 0.210%), 09/25/2018 (a)	236,157	236,105
2015-M10, 1.511% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	627,578	627,814
2012-M8, 2.160%, 12/25/2019 (b)(c)	7,735,765	125,800
2015-M17, 2.162% (1 Month LIBOR USD + 0.930%), 11/25/2022 (a)	535,741	539,245
2016-M2, 1.470%, 01/25/2023	797,835	793,748
FHLMC-GNMA
G023, 1.682% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	138,668	140,026
Freddie Mac Gold Pool
G1-1337, 5.500%, 11/01/2017	6,244	6,248
E0-1343, 5.000%, 04/01/2018	6,411	6,576
G1-1399, 5.500%, 04/01/2018	1,360	1,363
E0-1386, 5.000%, 06/01/2018	2,379	2,440
E0-1490, 5.000%, 11/01/2018	52,460	53,813
E0-1497, 5.500%, 11/01/2018	5,229	5,315
G1-2883, 5.000%, 12/01/2018	23,688	24,297
G1-1731, 5.500%, 12/01/2018	27,500	27,841
G1-1551, 5.500%, 02/01/2019	5,005	5,059
G1-1574, 6.000%, 02/01/2019	178	179
G1-3052, 5.000%, 03/01/2019	16,947	17,383
B1-5137, 4.000%, 06/01/2019	12,262	12,693
G1-2081, 4.500%, 06/01/2019	5,454	5,594
G1-8009, 5.000%, 09/01/2019	22,809	23,575
G1-8016, 5.000%, 10/01/2019	102,797	105,732
G1-3330, 6.000%, 10/01/2019	3	3
G1-8020, 4.500%, 11/01/2019	86,232	88,234
G1-2131, 5.000%, 12/01/2019	879,787	902,486
G1-1650, 5.000%, 02/01/2020	11,814	12,145
G1-2569, 4.000%, 05/01/2020	95,532	98,888
G1-1717, 5.000%, 06/01/2020	32,761	33,952
G1-1722, 5.000%, 07/01/2020	36,423	37,694
G1-1754, 6.000%, 07/01/2020	692	708
G1-3272, 4.500%, 08/01/2020	32,944	33,694
G1-1838, 6.000%, 08/01/2020	7,542	7,707
G1-3318, 5.000%, 10/01/2020	132,504	136,987
G1-1773, 5.000%, 10/01/2020	20,659	21,224
G1-2046, 4.000%, 12/01/2020	35,887	36,592
G1-2911, 4.000%, 02/01/2021	18,599	19,253
G1-1938, 4.500%, 03/01/2021	54,559	56,326
G1-2189, 5.500%, 03/01/2021	72,632	75,438
G1-1941, 5.500%, 04/01/2021	5,382	5,624
G1-2121, 5.500%, 04/01/2021	48,390	50,412
G1-4200, 4.000%, 06/01/2021	67,084	69,441
G1-2239, 5.500%, 07/01/2021	19,193	20,098
G1-2322, 5.500%, 07/01/2021	8,187	8,581
G1-2381, 5.000%, 09/01/2021	94,038	98,337
G1-2456, 4.000%, 10/01/2021	39,812	41,211
G1-2403, 5.000%, 10/01/2021	54,881	57,431

G1-2717, 5.500%, 11/01/2021	8,087	8,369
G1-4904, 4.500%, 12/01/2021	62,980	64,413
G1-2942, 4.500%, 01/01/2022	25,137	25,792
G1-2977, 5.500%, 10/01/2022	35,880	37,781
G3-0234, 6.500%, 11/01/2022	2,287	2,478
G1-3007, 5.000%, 03/01/2023	67,821	72,508
G1-3345, 6.500%, 10/01/2023	17,238	18,065
G1-4160, 6.000%, 01/01/2024	3,961	4,101
G1-3390, 6.000%, 01/01/2024	63,017	67,397
G1-3610, 5.500%, 02/01/2024	49,655	52,811
G1-3692, 5.500%, 02/01/2024	28,524	30,222
G1-5123, 3.000%, 06/01/2024	162,576	168,270
G1-4223, 5.500%, 07/01/2024	25,909	26,705
G1-8323, 4.500%, 09/01/2024	150,901	160,143
G1-8330, 4.500%, 11/01/2024	137,075	145,802
J1-2635, 4.000%, 07/01/2025	93,614	97,834
G3-0289, 7.000%, 09/01/2025	262,398	279,653
J1-3273, 3.500%, 10/01/2025	150,363	157,570
C9-0945, 5.000%, 01/01/2026	89,260	96,953
G1-4159, 4.000%, 06/01/2026	217,126	227,813
G1-5112, 4.500%, 06/01/2026	46,583	47,643
G1-4391, 5.000%, 06/01/2026	82,665	86,373
G1-5113, 4.500%, 09/01/2026	44,855	45,909
C9-0989, 6.000%, 09/01/2026	64,683	72,624
G1-4350, 4.000%, 12/01/2026	140,787	147,723
G0-1584, 5.000%, 08/01/2033	102,534	112,577
G0-5168, 5.000%, 12/01/2034	23,992	26,326
G0-4913, 5.000%, 03/01/2038	93,407	102,227
H0-9207, 6.500%, 08/01/2038	86,645	95,639
Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.820%, 10/25/2020 (b)(c)	11,391,676	202,739
Q-001, 1.701%, 04/25/2021	625,186	622,566
K-720, 0.657%, 08/25/2022 (b)(c)	9,666,720	211,438
K-023, 1.407%, 08/25/2022 (b)(c)	4,710,592	248,386
K-J10, 2.124%, 12/25/2022	171,866	173,194
K-724, 0.398%, 11/25/2023 (b)(c)	5,263,289	80,692
K-BF1, 1.622% (1 Month LIBOR USD + 0.390%), 07/25/2024 (a)	400,000	400,634
K-057, 1.327%, 07/25/2026 (b)(c)	2,696,133	231,486
Freddie Mac REMICS
2513-JE, 5.000%, 10/15/2017	1,991	1,994
2515, 5.000%, 10/15/2017	3,188	3,189
2510, 5.000%, 10/15/2017	1,055	1,055
2513-DB, 5.000%, 10/15/2017	3,908	3,911
2564, 5.500%, 10/15/2017	3,476	3,481
2575, 5.000%, 02/15/2018	4,512	4,530
2617, 4.500%, 05/15/2018	31,675	31,894
2627, 4.500%, 06/15/2018	13,121	13,206
2663, 5.000%, 08/15/2018	26,634	26,829
2686, 3.500%, 10/15/2018	31,037	31,144
2695, 4.000%, 10/15/2018	40,040	40,356
2707, 4.500%, 11/15/2018	31,063	31,398
2720, 5.000%, 12/15/2018	18,890	19,125
2790, 5.000%, 05/15/2019	19,802	19,965
3563, 4.000%, 08/15/2019	46,955	47,395
2895, 4.000%, 11/15/2019	38,209	38,707
3414, 4.000%, 12/15/2019	42,293	42,763
2934, 0.000%, 02/15/2020 (d)	31,835	30,988
2999, 4.500%, 07/15/2020	42,180	43,259
3033, 4.500%, 09/15/2020	28,321	28,750
3288, 4.500%, 03/15/2022	82,756	83,788
2649, 3.500%, 07/15/2023	26,296	26,787
2720, 5.000%, 12/15/2023	99,484	105,213
2824, 5.000%, 07/15/2024	6,944	7,345
3784, 4.000%, 01/15/2026	46,611	48,856
3803, 4.000%, 11/15/2028	28,602	28,790
2344, 6.500%, 08/15/2031	28,376	33,152
FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.090%), 07/25/2035 (a)	389,762	391,001
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	1,064,691	1,071,391
2015-SB9, 2.535% (1 Month LIBOR USD + 2.540%), 11/25/2035 (a)	487,329	493,819
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	482,554	481,048

2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	480,731	480,009
2017-SB32, 2.300% (1 Month LIBOR USD + 2.300%), 04/25/2037 (a)	499,813	497,719
2015-SB3, 2.012% (1 Month LIBOR USD + 2.010%), 08/25/2042 (a)	314,942	314,476
Ginnie Mae I Pool
603378X, 5.000%, 01/15/2018	1,198	1,210
781567X, 5.000%, 02/15/2018	1,927	1,942
781731X, 4.500%, 11/15/2018	25,111	25,568
781919X, 5.000%, 05/15/2020	122,831	127,261
782232X, 5.000%, 07/15/2021	73,556	76,209
782618X, 4.500%, 04/15/2024	126,220	134,386
741854X, 4.000%, 05/15/2025	192,490	200,568
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	404,530	397,035
2010-112, 3.000%, 04/20/2038	19,775	19,883
2013-55, 1.579%, 12/16/2042	483,620	476,011
2015-97, 2.400%, 04/16/2043	912,605	907,265
2011-6, 3.500%, 10/16/2044 (b)	485,847	490,870
2013-107, 0.547%, 11/16/2047 (b)(c)	5,363,591	167,716
2013-15, 0.608%, 08/16/2051 (b)(c)	6,674,430	287,792
2013-07, 0.400%, 05/16/2053 (b)(c)	8,885,470	307,105
2013-01, 0.731%, 02/16/2054 (b)(c)	7,097,281	360,518
2013-105, 0.661%, 06/16/2054 (b)(c)	4,584,544	153,774
2013-17, 0.840%, 06/16/2054 (b)(c)	7,978,970	338,939
2013-40, 0.925%, 06/16/2054 (b)(c)	5,086,246	230,298
2013-101, 0.682%, 10/16/2054 (b)(c)	5,681,737	201,515
2013-156, 0.755%, 06/16/2055 (b)(c)	5,771,419	238,735
2014-155, 1.212%, 08/16/2055 (b)(c)	2,097,943	150,240
2014-01, 0.561%, 09/16/2055 (b)(c)	6,689,032	239,689
2014-54, 0.619%, 09/16/2055 (b)(c)	8,135,862	348,513
2014-73, 0.671%, 04/16/2056 (b)(c)	6,560,094	278,598
2014-120, 0.736%, 04/16/2056 (b)(c)	2,978,115	141,982
2014-138, 0.762%, 04/16/2056 (b)(c)	2,127,857	112,601
2015-130, 0.868%, 07/16/2057 (b)(c)	3,313,811	177,098
2016-52, 0.946%, 03/16/2058 (b)(c)	5,626,492	389,798
TOTAL MORTGAGE BACKED SECURITIES (Cost $33,679,664)		32,122,356

U.S. GOVERNMENT NOTES/BONDS - 7.12%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2018	1,589,520	1,586,219
0.125%, 04/15/2021	1,033,530	1,038,546
United States Treasury Notes/Bonds
0.625%, 06/30/2018	125,000	124,380
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,770,795)		2,749,145

U.S. TREASURY BILLS - 8.79%
United States Treasury Bills
1.083%, 10/12/2017 (e)	900,000	898,857
1.147%, 10/26/2017 (e)	2,500,000	2,496,142
TOTAL U.S. TREASURY BILLS (Cost $3,394,552)		3,394,999

SHORT-TERM INVESTMENTS - 10.29%	Shares
First American U.S. Treasury Money Market Fund, Class Z, 0.825% (f)	3,972,800	3,972,800
TOTAL SHORT-TERM INVESTMENTS (Cost $3,972,800)		3,972,800

Total Investments (Cost $43,817,811) - 109.39%		42,239,300
Liabilities in Excess of Other Assets - (9.39)%		(3,626,657)
TOTAL NET ASSETS - 100.00%		$38,612,643

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2017.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2017. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	Seven day yield as of August 31, 2017.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2017 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2017 for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass Short Term U.S. Government Agency Income Fund	M.D. Sass Equity Income Plus Fund
Tax Cost of investments	$43,817,811	$59,712,184
Gross unrealized appreciation- Fixed Income	$767,492	$-
Gross unrealized appreciation- Equities	-	6,438,565
Gross unrealized appreciation- Options	-	538,149
Gross unrealized depreciation- Fixed Income	(2,346,003)	-
Gross unrealized depreciation- Equities	-	(2,092,967)
Gross unrealized depreciation- Options	-	(1,157,631)
Net unrealized appreciation (depreciation)	$(1,578,511)	$3,726,116

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Funds' most recent annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2017.

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$51,497,487	$-	$-	$51,497,487
Master Limited Partnerships(1)	4,784,757	-	-	4,784,757
Real Estate Investment Trusts	1,548,475	-	-	1,548,475
Purchased Options	90,200	-	-	90,200
Total Equities	57,920,919	-	-	57,920,919
Short-Term Investments	5,991,878	-	-	5,991,878
Total Investments in Securities	$63,912,797	$-	$-	$63,912,797

Liabilities:
Written Options	$(1,181,118)	$(1,140,845)	$-	$(2,321,963)
Total Liabilities	$(1,181,118)	$(1,140,845)	$-	$(2,321,963)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$32,122,356	$-	$32,122,356
U.S. Government Notes/Bonds	-	2,749,145	-	2,749,145
U.S. Treasury Bills	-	3,394,999	-	3,394,999
Total Fixed Income	-	38,266,500	-	38,266,500
Short-Term Investments	3,972,800	-	-	3,972,800
Total Investments in Securities	$3,972,800	$38,266,500	$-	$42,239,300

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3. During the period, there were no transfers between levels for the Funds.  It is the Funds' policy to record transfers between levels as of the end of the reporting period.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period.  The M.D. Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2017 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$90,200	Options written, at value	$2,321,963
Total		$90,200		$2,321,963

Amount of Realized Loss on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	(493,556)	(749,204)	(1,242,760)
Total	$(493,556)	$(749,204)	$(1,242,760)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$57,401	$(468,035)	$(410,634)
Total	$57,401	$(468,035)	$(410,634)

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’
investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements.
Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities
(paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
    John Buckel, President

Date  October 18, 2017

By (Signature and Title)* /s/ Jennifer Lima
    Jennifer Lima, Treasurer

Date  October 18, 2017

* Print the name and title of each signing officer under his or her signature.